Receivables from customers (Tables)	6 Months Ended
Sep. 30, 2023
Receivables from Customers [Abstract]
Schedule of Receivables from Customers	As of September 30, 2023 and March 31, 2023, receivables from customers consisted of the following:
	September 30, 2023	March 31, 2023

Receivable due from trading solution services	$2,573,095	$3,773,982
	$2,573,095	$3,773,982